Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Aug. 25, 2017	Aug. 26, 2016
Statement Of Financial Position [Abstract]
Accounts receivable, net of allowances	$ 314	$ 228
Ordinary shares, par value	$ 0.03	$ 0.03
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	21,666,000	13,869,000
Ordinary shares, outstanding	21,666,000	13,869,000